CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenue from collaborative arrangements	$ 1,088,000	$ 0	$ 2,575,000	$ 3,337,000
Revenue from related party transactions	973,000	654,000	2,970,000	3,253,000
Revenues	9,646,000	7,857,000	37,343,000	25,461,000
Costs and Expenses [Abstract]
Research and development expense	(16,286,000)	(12,361,000)	(53,191,000)	(44,229,000)
Depreciation expense	(1,257,000)	(1,059,000)	(4,660,000)	(3,806,000)
Selling, general and administrative expense	(16,835,000)	(5,078,000)	(26,804,000)	(13,216,000)
Total cost and operating expenses	(42,168,000)	(24,327,000)	(112,942,000)	(76,480,000)
Loss from operations	(32,522,000)	(16,470,000)	(75,599,000)	(51,019,000)
Nonoperating Income (Expense) [Abstract]
Interest income, net	214,000	0	8,000	(7,000)
Gain on extinguishment of debt			0	3,065,000
Other expense, net	(30,396,000)	(26,000)	(2,757,000)	(673,000)
Total other expense, net	(30,182,000)	(26,000)	(2,749,000)	2,385,000
Loss before income taxes			(78,348,000)	(48,634,000)
Income tax expense	0	0	0	0
Loss from equity method investees, net	(608,000)	(282,000)	1,992,000	1,945,000
Net income (loss)	(63,312,000)	(16,778,000)	(76,356,000)	(46,689,000)
Unpaid cumulative dividends on preferred stock	(4,117,000)	(9,523,000)	(38,672,000)	(36,758,000)
Net loss allocated to common shareholders	(67,429,000)	(26,301,000)	(115,028,000)	(83,447,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Loss from equity method investees, net	(49,000)	(28,000)	(1,449,000)	95,000
Comprehensive loss	$ (63,361,000)	$ (16,806,000)	$ (77,805,000)	$ (46,594,000)
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (0.58)	$ (2.85)	$ (12.37)	$ (9.72)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (0.58)	$ (2.85)	$ (12.37)	$ (9.72)
Weighted average shares outstanding of common stock - basic (in shares)	116,530,963	9,219,499	9,302,080,000	8,585,999,000
Weighted-average number of common shares outstanding - diluted (in shares)	116,530,963	9,219,499	9,302,080,000	8,585,999,000
Related Party
Costs and Expenses [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization			$ (477,000)	$ (808,000)
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Costs and Expenses [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization			(1,250,000)	(1,254,000)
Service
Revenues [Abstract]
Revenue from Contract with Customer, Including Assessed Tax	$ 7,585,000	$ 6,463,000	27,798,000	18,871,000
Costs and Expenses [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization	(7,342,000)	(5,196,000)	(22,912,000)	(13,167,000)
Tangible Products
Revenues [Abstract]
Revenue from Contract with Customer, Including Assessed Tax	0	740,000	4,000,000	0
Costs and Expenses [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization	$ 0	$ (564,000)	$ (3,648,000)	$ 0